SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 95.35%
Communication Services — 1.63%
7,200	Cumulus Media, Inc., Class A*	$81,000
400	Daily Journal Corp.*	142,692
44,050	DHI Group, Inc.*	274,872
23,600	Entravision Communications Corp., Class A	160,008
22,043	EW Scripps Co. (The), Class A	426,532
868	Madison Square Garden Entertainment Corp.*	61,055
5,800	Marcus Corp. (The)*	103,588
119,400	Point.360(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	302,526
39,150	Salem Media Group, Inc.*	119,799
22,600	Spok Holdings, Inc.	210,858
18,000	Townsquare Media, Inc., Class A*	239,940
		2,122,870
Consumer Discretionary — 19.71%
6,400	American Outdoor Brands, Inc.*	127,552
7,100	American Public Education, Inc.*	157,975
6,100	America’s Car-Mart, Inc.*	624,640
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
7,900	Bassett Furniture Industries, Inc.	132,483
28,600	Beazer Homes USA, Inc.*	664,092
12,300	Big 5 Sporting Goods Corp.	233,823
3	Biglari Holdings, Inc., Class B*	428
3,420	Bluegreen Vacations Holding Corp.*	120,042
7,930	Build-A-Bear Workshop, Inc.	154,794
11,450	Carriage Services, Inc.	737,838
6,000	Cato Corp. (The), Class A	102,960
8,200	Century Casinos, Inc.*	99,876
14,423	Century Communities, Inc.	1,179,657
4,200	Chuy’s Holdings, Inc.*	126,504
2,900	Citi Trends, Inc.*	274,775
4,842	Clarus Corp.	134,220
60,730	Container Store Group, Inc. (The)*	606,085
2,100	Cooper-Standard Holdings, Inc.*	47,061
26,200	Crown Crafts, Inc.	190,474
16,230	Culp, Inc.	154,347
16,100	Del Taco Restaurants, Inc.	200,445
29,400	Delta Apparel, Inc.*	874,356
13,200	Duluth Holdings, Inc., Class B*	200,376
10,000	El Pollo Loco Holdings, Inc.*	141,900
8,000	Escalade, Inc.	126,320
9,900	Ethan Allen Interiors, Inc.	260,271
4,400	Flanigan’s Enterprises, Inc.*	135,831
9,000	Flexsteel Industries, Inc.	241,740
8,000	Funko, Inc., Class A*	150,400

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
2,700	Genesco, Inc.*	$173,259
20,290	Haverty Furniture Cos., Inc.	620,265
10,400	hhgregg, Inc.*,(a),(b)	0
2,000	Hibbett Sports, Inc.	143,860
16,900	Hooker Furniture Corp.	393,432
1,700	Hovnanian Enterprises, Inc., Class A*	216,393
20,900	Jerash Holdings US, Inc.	135,223
6,440	Johnson Outdoors, Inc., Class A	603,364
23,500	Kid Brands, Inc.*,(b)	5
32,220	Lakeland Industries, Inc.*	699,174
9,500	Lands’ End, Inc.*	186,485
95,270	Lazare Kaplan International, Inc.(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	254,170
7,100	Lazydays Holdings, Inc.*	152,934
13,500	Legacy Housing Corp.*	357,345
13,200	Lifetime Brands, Inc.	210,804
21,000	Lincoln Educational Services Corp.*	156,870
4,700	Live Ventures, Inc.*	148,191
8,700	LL Flooring Holdings, Inc.*	148,509
14,000	M/I Homes, Inc.*	870,520
21,540	MarineMax, Inc.*	1,271,721
7,500	McRae Industries, Inc., Class A	271,200
2,285	Mecklermedia Corp.(a),(b),(c)	0
20,000	Mestek, Inc.*	620,000
9,600	Modine Manufacturing Co.*	96,864
7,900	Motorcar Parts of America, Inc.*	134,853
16,400	Movado Group, Inc.	686,012
3,500	Nathan’s Famous, Inc.	204,365
12,400	Nautilus, Inc.*	76,012
9,500	Nobility Homes, Inc.	313,500
2,500	OneWater Marine, Inc., Class A	152,425
41,000	Orleans Homebuilders, Inc.(a),(b),(c)	0
10,275	Patrick Industries, Inc.	829,090
3,300	RCI Hospitality Holdings, Inc.	257,004
20,900	Rocky Brands, Inc.	831,820
12,000	Sonic Automotive, Inc., Class A	593,400
12,500	Standard Motor Products, Inc.	654,875
12,430	Strattec Security Corp.*	460,159
27,100	Stride, Inc.*	903,243
30,089	Superior Group of Cos, Inc.	660,153
32,500	Superior Industries International, Inc.*	145,600
10,840	Taylor Morrison Home Corp.*	378,966
24,800	Tilly’s, Inc., Class A	399,528
8,760	TravelCenters of America, Inc.*	452,191
12,000	Tupperware Brands Corp.*	183,480
25,100	Unifi, Inc.*	581,065
3,900	Universal Electronics, Inc.*	158,925
30,000	Universal Travel Group*,(a),(b),(c)	0
24,100	Vera Bradley, Inc.*	205,091

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
17,200	VOXX International Corp.*	$174,924
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	263,340
		25,631,874
Consumer Staples — 3.89%
7,300	Alico, Inc.	270,319
3,850	Andersons, Inc. (The)	149,034
14,615	Central Garden & Pet Co.*	769,188
2,200	e.l.f. Beauty, Inc.*	73,062
36	Hawaiian Macadamia Nut Orchards L.P.*	82,800
12,400	Ingles Markets, Inc., Class A	1,070,616
20,700	Lifevantage Corp.*	130,824
10,400	Natural Alternatives International, Inc.*	131,456
40,800	Natural Grocers by Vitamin Cottage, Inc.	581,400
8,500	Nature’s Sunshine Products, Inc.	157,250
19,200	Oil-Dri Corp. of America	628,416
4,100	Seneca Foods Corp., Class A*	196,595
23,140	SpartanNash Co.	596,086
9,600	Village Super Market, Inc., Class A	224,544
		5,061,590
Energy — 1.93%
5,000	Adams Resources & Energy, Inc.	139,050
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
1	Bristow Group, Inc.*	32
3,700	Civitas Resources, Inc.	181,189
9,200	CONSOL Energy, Inc.*	208,932
8,200	Dorian LPG Ltd.	104,058
11,800	Evolution Petroleum Corp.	59,590
31,000	Falcon Minerals Corp.	150,970
7,100	Global Partners LP	166,779
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
50,600	North American Construction Group Ltd.	764,060
4,700	Ranger Oil Corp., Class A*	126,524
4,010	REX American Resources Corp.*	384,960
8,400	Solaris Oilfield Infrastructure, Inc., Class A	55,020
23,408	Southwestern Energy Co.*	109,081
18,880	W&T Offshore, Inc.*	60,982
		2,511,227
Financials — 36.86%
5,800	1st Constitution Bancorp	149,002
4,500	ACNB Corp.	140,760
6,200	AFC Gamma, Inc., REIT	141,112
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
8,600	Amalgamated Financial Corp.	144,222
8,500	Amerant Bancorp, Inc.	293,675
3,500	American Business Bank*	138,215

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
7,000	American National Bankshares, Inc.	$263,760
6,800	Ames National Corp.	166,532
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	78,539
44,976	Arbor Realty Trust, Inc., REIT	823,960
48,100	Ares Commercial Real Estate Corp., REIT	699,374
2,200	Arlington Asset Investment Corp., Class A*	7,700
101	Ashford, Inc.*	1,682
3,700	Associated Capital Group, Inc., Class A	159,100
10,100	Atlantic Capital Bancshares, Inc.*	290,577
32,450	Banc of California, Inc.	636,669
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	205,840
11,900	Bancorp, Inc. (The)*	301,189
2,600	Bank First Corp.	187,824
4,542	Bank of Marin Bancorp	169,099
4,900	Bank of Princeton (The)	143,717
5,700	Bank7 Corp.	131,100
13,300	BankFinancial Corp.	141,911
6,400	Bankwell Financial Group, Inc.	210,176
4,928	Banner Corp.	298,982
8,700	Bar Harbor Bankshares	251,691
5,300	Baycom Corp.*	99,428
10,000	BCB Bancorp, Inc.	154,300
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	239,016
8,100	Blue Ridge Bankshares, Inc.	144,990
17,800	Bridgewater Bancshares, Inc.*	314,882
5,500	Business First Bancshares, Inc.	155,705
33,600	California First National Bancorp	604,800
1,500	Cambridge Bancorp	140,385
5,500	Capital Bancorp, Inc.	144,100
8,500	Capital City Bank Group, Inc.	224,400
38,000	Capitol Bancorp Ltd.(a),(b),(c)	0
9,600	Capstar Financial Holdings, Inc.	201,888
5,700	Central Valley Community Bancorp	118,389
6,500	CF Bankshares, Inc.	135,590
20,497	Cherry Hill Mortgage Investment Corp., REIT	169,510
7,600	Citizens & Northern Corp.	198,512
18,850	Citizens, Inc.*	100,093
11,700	Civista Bancshares, Inc.	285,480
9,400	CNB Financial Corp.	249,100
2,800	Coastal Financial Corp.*	141,736
8,300	Cohen & Co., Inc.	122,923
101,383	Consumer Portfolio Services, Inc.*	1,201,389
2,189	Cowen Inc., Class A	79,023
7,300	Crescent Capital BDC, Inc.	128,480
500	Diamond Hill Investment Group, Inc.	97,115
10,448	Dime Community Bancshares, Inc.	367,352
17,277	Donegal Group, Inc., Class A	246,888
6,000	Donnelley Financial Solutions, Inc.*	282,840

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
12,446	Dynex Capital, Inc., REIT	$207,973
38,900	Ellington Residential Mortgage, REIT	404,171
7,600	Embassy Bancorp, Inc.	153,368
26,680	Enova International, Inc.*	1,092,813
7,700	Enterprise Bancorp, Inc.	345,884
5,678	Enterprise Financial Services Corp.	267,377
4,100	Equity Bancshares, Inc., Class A	139,113
6,800	Esquire Financial Holdings, Inc.*	215,016
6,800	ESSA Bancorp, Inc.	117,844
4,200	Evans Bancorp, Inc.	169,260
15,400	Farmers National Banc Corp.	285,670
15,717	FB Financial Corp.	688,719
10,140	Federal Agricultural Mortgage Corp., Class C	1,256,650
2,800	Fidelity D&D Bancorp, Inc.	165,200
7,300	Financial Institutions, Inc.	232,140
6,500	First Bancorp, Inc.	204,100
9,800	First Bank/Hamilton NJ	142,198
7,400	First Business Financial Services, Inc.	215,858
1,800	First Capital, Inc.	71,910
6,500	First Community Bankshares, Inc.	217,230
9,400	First Financial Corp.	425,726
8,800	First Financial Northwest, Inc.	142,296
8,700	First Internet Bancorp	409,248
6,100	First Merchants Corp.	255,529
9,200	First of Long Island Corp. (The)	198,628
38,000	First Place Financial Corp.(a),(b),(c)	0
5,400	First Savings Financial Group, Inc.	142,560
4,900	First Western Financial, Inc.*	148,764
8,100	Flushing Financial Corp.	196,830
8,000	FS Bancorp, Inc.	269,040
10,000	FVCBankcorp, Inc.*	198,100
40,528	Great Ajax Corp., REIT	533,348
7,850	Guaranty Bancshares, Inc.	295,003
4,500	Guaranty Federal Bancshares, Inc.	143,730
10,700	Hanmi Financial Corp.	253,376
11,600	HBT Financial, Inc.	217,268
5,240	HCI Group, Inc.	437,750
16,470	Heritage Insurance Holdings, Inc.	96,844
600	Hingham Institution for Savings, FOR	251,928
4,700	Home Bancorp, Inc.	195,097
10,940	HomeTrust Bancshares, Inc.	338,921
11,100	Independent Bank Corp.	264,957
8,100	Investar Holding Corp.	149,121
4,004	Investors Title Co.	789,389
7,500	Kansas City Life Insurance Co.	318,750
6,400	LCNB Corp.	124,992
3,800	Level One Bancorp, Inc.	149,872
26,400	Macatawa Bank Corp.	232,848

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
5,100	Malvern Bancorp, Inc.*	$79,917
24,300	Manhattan Bridge Capital, Inc., REIT	133,650
71,200	Manning & Napier, Inc.	591,672
17,690	Marlin Business Services Corp.	411,823
4,700	Mercantile Bank Corp.	164,641
6,500	Merchants Bancorp	307,645
5,900	Meridian Corp.	216,943
7,500	Metrocity Bankshares, Inc.	206,475
6,300	Metropolitan Bank Holding Corp.*	671,139
5,000	Mid Penn Bancorp, Inc.	158,700
8,500	Midland States Bancorp, Inc.	210,715
6,400	MidWestOne Financial Group, Inc.	207,168
7,000	MVB Financial Corp.	290,640
6,000	National Bankshares, Inc.	217,560
2,600	National Western Life Group, Inc., Class A	557,544
7,100	Nexpoint Real Estate Finance, Inc., REIT	136,675
11,567	Nicholas Financial, Inc.*	136,375
6,900	Northeast Bank	246,537
13,500	Northeast Community Bancorp, Inc.	150,255
4,700	Northrim BanCorp, Inc.	204,262
43,470	Northwest Bancshares, Inc.	615,535
26,710	OFG Bancorp.	709,418
19,600	Old Second Bancorp, Inc.	246,764
12,000	OP Bancorp	153,120
11,900	Oppenheimer Holdings, Inc., Class A	551,803
4,000	Orange County Bancorp, Inc.	168,520
15,700	Orchid Island Capital, Inc., REIT	70,650
9,800	Orrstown Financial Services, Inc.	246,960
9,000	Parke Bancorp, Inc.	191,520
15,200	Partners Bancorp	148,656
6,600	PCB Bancorp	144,936
13,000	PCSB Financial Corp.	247,520
5,100	Peapack-Gladstone Financial Corp.	180,540
4,600	PennyMac Financial Services, Inc.	320,988
19,968	Peoples Bancorp, Inc.	635,182
3,800	Peoples Financial Services Corp.	200,222
2,530	Piper Sandler Cos.	451,630
41,894	Premier Financial Corp.	1,294,943
17,100	Primis Financial Corp.	257,184
5,600	Private Bancorp of America, Inc.*	150,920
7,700	Professional Holding Corp., Class A*	147,532
7,600	Provident Bancorp, Inc.	141,360
14,300	Provident Financial Holdings, Inc.	236,665
6,920	Provident Financial Services, Inc.	167,602
6,500	Randolph Bancorp, Inc.	155,220
12,100	RBB Bancorp	317,020
15,781	Ready Capital Corp., REIT	246,657
3,400	Red River Bancshares, Inc.	181,900
18,860	Regional Management Corp.	1,083,696

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
6,000	Reliant Bancorp, Inc.	$213,000
19,100	Riverview Bancorp, Inc.	146,879
3,050	S&T Bancorp, Inc.	96,136
26,200	Sachem Capital Corp., REIT	153,008
7,300	Safety Insurance Group, Inc.	620,719
6,000	SB Financial Group, Inc.	116,820
10,300	Shore Bancshares, Inc.	214,755
9,600	Sierra Bancorp	260,640
2,126	Simmons First National Corp., Class A	62,887
11,200	SmartFinancial, Inc.	306,432
11,900	South Plains Financial, Inc.	330,939
5,700	Southern First Bancshares, Inc.*	356,193
6,400	Southern Missouri Bancorp, Inc.	333,888
11,400	Spirit of Texas Bancshares, Inc.	328,092
9,400	Stewart Information Services Corp.	749,462
5,500	Summit Financial Group, Inc.	150,975
8,000	SWK Holdings Corp.*	157,040
6,200	Territorial Bancorp, Inc.	156,550
6,600	Timberland Bancorp, Inc.	182,820
18,100	Trean Insurance Group, Inc.*	161,271
7,100	TriState Capital Holdings, Inc.*	214,846
7,044	United Bankshares, Inc.	255,556
19,000	United Western Bancorp, Inc.(a),(b),(c)	0
5,500	Unity Bancorp, Inc.	144,375
9,600	Universal Insurance Holdings, Inc.	163,200
9,300	Waterstone Financial, Inc.	203,298
9,400	West BanCorp Inc.	292,058
25,000	Western New England Bancorp, Inc.	219,000
5,200	Westwood Holdings Group, Inc.	88,088
		47,941,057
Health Care — 1.57%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
4,600	AngioDynamics, Inc.*	126,868
4,300	Computer Programs and Systems, Inc.*	125,990
11,850	CryoLife, Inc.*	241,147
9,100	FONAR Corp.*	136,318
12,300	Meridian Bioscience, Inc.*	250,920
7,300	OraSure Technologies, Inc.*	63,437
18,500	Sharps Compliance Corp.*	131,905
23,000	Surface Oncology, Inc.*	109,940
24,010	Triple-S Management Corp.*	856,677
		2,043,202
Industrials — 15.17%
7,100	Acme United Corp.	239,270
5,680	Alamo Group, Inc.	835,982
2,924	Allied Motion Technologies, Inc.	106,697
8,100	AMREP Corp.*	123,120

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
66,000	ARC Document Solutions, Inc.	$231,000
14,200	BGSF, Inc.	203,770
7,100	Blue Bird Corp.*	111,044
4,700	BlueLinx Holdings, Inc.*	450,072
24,450	CBIZ, Inc.*	956,484
25,074	CECO Environmental Corp.*	156,211
10,678	Cenveo, Inc.(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	63,060
8,200	Commercial Vehicle Group, Inc.*	66,092
26,678	CompX International, Inc.	599,455
36,000	Costamare, Inc.	455,400
8,800	Covenant Logistics Group, Inc.*	232,584
1,700	CRA International, Inc.	158,712
26,840	Ducommun, Inc.*	1,255,307
14,800	Eastern Co. (The)	372,368
4,600	Encore Wire Corp.	658,260
34,940	Ennis, Inc.	682,378
1,300	EnPro Industries, Inc.	143,091
8,790	Espey Mfg. & Electronics Corp.	124,905
414	Genco Shipping & Trading Ltd.	6,624
2,880	Gibraltar Industries, Inc.*	192,038
7,100	Graham Corp.	88,324
10,610	Greenbrier Cos., Inc. (The)	486,893
25,700	Griffon Corp.	731,936
3,400	Hurco Cos., Inc.	100,980
5,500	Insteel Industries, Inc.	218,955
11,500	L B Foster Co., Class A*	158,125
19,300	Limbach Holdings, Inc.*	173,700
21,400	LS Starrett Co. (The), Class A*	200,090
56,050	LSI Industries, Inc.	384,503
34,300	Marten Transport Ltd.	588,588
9,500	Mesa Air Group, Inc.*	53,200
22,179	Miller Industries, Inc.	740,779
16,000	Mistras Group, Inc.*	118,880
3,500	National Presto Industries, Inc.	287,105
8,000	Northwest Pipe Co.*	254,400
2,000	PAM Transportation Services, Inc.*	142,020
38,300	Park Aerospace Corp.	505,560
3,700	Park-Ohio Holdings Corp.	78,329
6,800	Powell Industries, Inc.	200,532
2,800	Preformed Line Products Co.	181,160
12,100	Quanex Building Products Corp.	299,838
26,500	Quest Resource Holding Corp.*	183,910
30,700	Radiant Logistics, Inc.*	223,803
13,200	RCM Technologies, Inc.*	93,984
12,700	Resources Connection, Inc.	226,568
15,100	Rush Enterprises, Inc., Class A	840,164
22,000	Safe Bulkers, Inc.*	82,940
2,900	Standex International Corp.	320,914

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
10,700	Sterling Construction Co., Inc.*	$281,410
24,100	Textainer Group Holdings Ltd.	860,611
9,600	Titan Machinery, Inc.*	323,424
17,800	U.S. Xpress Enterprises, Inc., Class A*	104,486
10,500	USA Truck, Inc.*	208,740
10,230	Vectrus, Inc.*	468,227
12,300	Vidler Water Resouces, Inc.*	148,584
3,000	VSE Corp.	182,820
20,238	Willis Lease Finance Corp.*	761,961
		19,730,367
Information Technology — 6.35%
8,800	AstroNova, Inc.*	118,800
4,700	Aviat Networks, Inc.*	150,776
16,600	AXT, Inc.*	146,246
12,400	Bel Fuse, Inc., Class B	160,332
2,500	Clearfield, Inc.*	211,050
6,200	Comtech Telecommunications Corp.	146,878
6,200	CPI Card Group, Inc.*	115,010
16,130	CTS Corp.	592,294
3,600	CyberOptics Corp.*	167,400
22,500	Digi International, Inc.*	552,825
7,080	ePlus, Inc.*	381,470
600	Fabrinet*	71,082
36,400	Franklin Wireless Corp.*	159,068
22,200	Immersion Corp.*	126,762
2,300	Insight Enterprises, Inc.*	245,180
2,900	JinkoSolar Holding Co. Ltd., ADR*	133,284
25,100	Kimball Electronics, Inc.*	546,176
8,600	LGL Group, Inc. (The)*	98,040
15,700	Methode Electronics, Inc.	771,969
27,200	NetSol Technologies, Inc.*	107,168
28,900	Park City Group, Inc.*	168,198
13,550	PC Connection, Inc.	584,411
28,400	PCTEL, Inc.	161,028
28,730	Photronics, Inc.*	541,561
22,800	Priority Technology Holdings, Inc.*	161,424
11,600	Richardson Electronics Ltd.	156,832
62,000	SigmaTron International, Inc.*	640,460
19,640	Vishay Precision Group, Inc.*	729,037
28,900	WidePoint Corp.*	113,577
		8,258,338
Materials — 3.37%
39,240	American Vanguard Corp.	643,143
29,700	Ampco-Pittsburgh Corp.*	148,500
37,000	Blue Earth Refineries, Inc.(a),(b),(c)	0
8,000	Clearwater Paper Corp.*	293,360
14,500	Core Molding Technologies, Inc.*	123,395

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
20,400	Fortitude Gold Corp.	$135,048
10,700	Friedman Industries, Inc.	100,366
49,190	FutureFuel Corp.	375,812
8,200	Hawkins, Inc.	323,490
3,000	Haynes International, Inc.	120,990
2,600	Innospec, Inc.	234,884
7,400	Materion Corp.	680,356
8,000	Olympic Steel, Inc.	188,000
4,900	Ryerson Holding Corp.	127,645
7,500	Tecnoglass, Inc.	196,425
45,800	Trecora Resources*	370,064
11,500	Tredegar Corp.	135,930
2,600	UFP Technologies, Inc.*	182,676
		4,380,084
Real Estate — 3.27%
10,800	Alpine Income Property Trust, Inc., REIT	216,432
6,820	BBX Capital, Inc.*	68,268
5,621	Cedar Realty Trust, Inc., REIT	141,143
4,600	Community Healthcare Trust, Inc., REIT	217,442
3,425	CTO Realty Growth, Inc., REIT	210,364
18,200	Farmland Partners, Inc., REIT	217,490
3,600	FRP Holdings, Inc.*	208,080
10,242	Getty Realty Corp., REIT	328,666
8,800	Global Medical REIT, Inc., REIT	156,200
7,780	Monmouth Real Estate Investment Corp., REIT	163,458
25,562	One Liberty Properties, Inc., REIT	901,827
7,200	RE/MAX Holdings, Inc., Class A	219,528
4,100	RMR Group, Inc. (The), Class A	142,188
17,400	RPT Realty, REIT	232,812
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	261,990
55,310	Whitestone, REIT	560,290
		4,246,178
Utilities — 1.60%
1,600	Artesian Resources Corp., Class A	74,128
2,785	Chesapeake Utilities Corp.	406,081
2,600	Middlesex Water Co.	312,780
6,700	RGC Resources, Inc.	154,167
7,400	SJW Group	541,680
12,756	Unitil Corp.	586,649
		2,075,485

Total Common Stocks		124,002,272
(Cost $84,133,773)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Exchange Traded Funds — 2.84%
26,450	iShares Russell Microcap Index Fund	$3,695,859

Total Exchange Traded Funds		3,695,859
(Cost $3,812,522)
Rights/Warrants — 0.02%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*,(b)	11
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	6,690
6,100	Media General, Inc. Rights, Expire 12/31/22*,(a),(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(a),(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	15,745
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	6,702

Total Rights/Warrants		29,148
(Cost $95,622)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, (a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 1.84%
2,391,087	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	2,391,087

Total Investment Company		2,391,087
(Cost $2,391,087)

Total Investments		$130,118,366
(Cost $90,433,004) — 100.05%
Liabilities in excess of other assets — (0.05)%		(67,719)
NET ASSETS — 100.00%		$130,050,647

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust